Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Summary of assets and liabilities measured at fair value on a recurring basis
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2021 and December 31, 2020 (in thousands):

		Fair Value Measurements Using
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

Assets
Money market funds	$49,702	$49,702	$—	$—

Total assets	$49,702	$49,702	$—	$—

Liabilities
Private placement warrant liability	$678	$—	$—	$678
Earn-out liability	12,130	—	—	12,130

Total liabilities	$12,808	$—	$—	$12,808

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

Preferred Stock Warrant Liability [Member]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of December 31, 2020:

December 31, 2020
Fair value of Series C convertible preferred stock	$0.70
Expected volatility	96.3%
Risk-free interest rate	0.7%
Expected term (in years)	7.7
Expected dividend yield	—

Summary of change in fair value of preferred stock warrant liability
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2021 and 2020 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2019	$442
Change in fair value	(9)

Balance at December 31, 2020	$433

Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)

Balance at December 31, 2021	$—

Private Placement Warrants Liability [Member]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of December 31, 2021 and August 25, 2021:

	December 31, 2021	As of August 25, 2021 at Initial Measurement
Common stock price	$8.28	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	1.3%	0.8%
Expected term (in years)	4.7	5.0
Expected dividend yield	—	—

Summary of change in fair value of preferred stock warrant liability
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2021 (in thousands):

Private Placement Warrant Liability
Private Placement Warrants liability - August 25, 2021 (closing date)	$1,862
Change in fair value - Closing Date through December 31, 2021	(1,184)

Private Placement Warrants liability at December 31, 2021	$678